Average Annual Total Returns - VIPValuePortfolio-InvestorPRO - VIPValuePortfolio-InvestorPRO - VIP Value Portfolio	Apr. 30, 2025
VIP Value Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.25%
Past 5 years	12.00%
Past 10 years	9.90%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%